Vessels, Port Terminals and Other Fixed Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Feb. 11, 2014
Vessels, port terminals and other fixed assets, net
Assets pledged as collateral	$ 650	$ 688
Payments of obligations under capital leases	3,032	1,501	$ 1,399
Construction cost	136,891	44,254
Capitalized interest costs	5,843	2,261	$ 1,176
Capital Lease Obligations	$ 17,617	20,649
San San H product tanker
Vessels, port terminals and other fixed assets, net
Expiration date of the capital lease agreement	April 2020
Capital Lease Obligations				$ 5,150
Ferni H product tanker
Vessels, port terminals and other fixed assets, net
Expiration date of the capital lease agreement	January 2020
Capital Lease Obligations				$ 5,325
San San H/Ferni H product tankers
Vessels, port terminals and other fixed assets, net
Payments of obligations under capital leases	$ 3,032	1,501
Three new pushboats
Vessels, port terminals and other fixed assets, net
Construction cost	16,156	14,770
Acquisition cost					$ 7,344
Expansion of dry port
Vessels, port terminals and other fixed assets, net
Construction cost	120,735	29,484
Vessels, port terminals and other fixed assets
Vessels, port terminals and other fixed assets, net
Capitalized interest costs	$ 8,796	$ 2,954